Shareholder Report, Holdings (Details) - C000253542	Apr. 30, 2025
State Street Institutional US Government Money Market FundFR_924QSGII3_4.341201_2030-12-31
Holdings [Line Items]
Percent of Net Asset Value	86.90%
U.S. Treasury BillsFR_912797NN3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
U.S. Treasury BillsFR_912797NP8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
U.S. Treasury BillsFR_912797LB1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
U.S. Treasury BillsFR_912797PE1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
U.S. Treasury Bills, Zero CouponFR_912797ND5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S26Y2F3
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S26YO69
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S27RSF9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S27TPF8
Holdings [Line Items]
Percent of Net Asset Value	0.00%